EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Other net gains / (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Net Gains (Losses) [Abstract]
Changes in fair value of financial assets at fair value through profit or loss	$ 1,970	$ 3,527	$ (841)
Net gains / (losses) on disposal of property, plant and equipment	108	(11)	662
Government grants	47	48	42
Loss on lease termination	(197)	0	0
Change in fair value of holdback shares issued in connection with the FreeChain Acquisition	(3,186)	0	0
Loss on extinguishment of convertible notes	(8,172)	0	0
Change in fair value of derivative liabilities	(498,167)	0	0
Net gains on disposal of financial assets at fair value through profit or loss	0	0	213
Gain on modification of convertible debt	0	481	0
Others	118	(507)	281
Total	$ (507,479)	$ 3,538	$ 357